GENERAL AND ADMINISTRATIVE- Disclosure of detailed information about general and administrative expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of General And Administrative [Line Items]
General and administrative	$ 23.3	$ 14.2
Depreciation [Member]
Disclosure Of General And Administrative [Line Items]
General and administrative	0.4	0.4
Share-based compensation [Member]
Disclosure Of General And Administrative [Line Items]
General and administrative	3.0	2.8
Salaries, wages and benefits [Member]
Disclosure Of General And Administrative [Line Items]
General and administrative	4.1	3.9
Directors' DSU liability expense (recovery) [Member]
Disclosure Of General And Administrative [Line Items]
General and administrative	5.5	1.8
Direct general and administrative [Member]
Disclosure Of General And Administrative [Line Items]
General and administrative	6.7	5.3
Business acquisition costs [Member]
Disclosure Of General And Administrative [Line Items]
General and administrative	$ 3.6	$ 0.0